UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Horizon Kinetics Blockchain Development ETF
BCDF (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about Horizon Kinetics Blockchain Development ETF (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/bcdf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Blockchain Development ETF	$42	0.85%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$9,846,239
Number of Holdings	21
Portfolio Turnover	1%
Visit https://horizonkinetics.com/products/etf/bcdf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(% of Net Assets)
Common Stocks	90.3%
Cash & Other	9.7%

Top 10 Issuers	(% of Net Assets)
CACI International, Inc.	7.5%
Deutsche Boerse AG	6.2%
Cboe Global Markets, Inc.	5.6%
Intercontinental Exchange, Inc.	5.5%
TMX Group Ltd.	5.4%
Urbana Corp.	5.0%
Japan Exchange Group, Inc.	5.0%
Galaxy Digital Holdings Ltd.	5.0%
London Stock Exchange Group PLC	4.7%
WisdomTree, Inc.	4.6%

Top Ten Countries	(% of Net Assets)
United States	53.5%
Canada	10.4%
Japan	7.2%
Germany	6.2%
United Kingdom	4.7%
Singapore	4.3%
Australia	4.0%
Cash & Other	9.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/bcdf/
Horizon Kinetics Blockchain Development ETF	PAGE 1	TSR_SAR_53656G209

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Blockchain Development ETF	PAGE 2	TSR_SAR_53656G209

Horizon Kinetics Energy and Remediation ETF
NVIR (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about Horizon Kinetics Energy and Remediation ETF (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/nvir/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Energy and Remediation ETF	$44	0.85%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$3,556,220
Number of Holdings	38
Portfolio Turnover	0%
Visit https://horizonkinetics.com/products/etf/nvir/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Energy	72.4%
Industrial	19.5%
Basic Materials	2.2%
Consumer, Non-cyclical	1.4%
Cash & Other	4.5%

Top 10 Issuers	(% of Net Assets)
Exxon Mobil Corp.	8.0%
Diamondback Energy, Inc.	4.8%
Williams Cos., Inc.	4.4%
CES Energy Solutions Corp.	3.9%
Cheniere Energy, Inc.	3.8%
EQT Corp.	3.9%
Texas Pacific Land Corp.	3.7%
PrairieSky Royalty Ltd.	3.7%
Suncor Energy, Inc.	3.7%
ConocoPhillips	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/nvir/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Energy and Remediation ETF	PAGE 1	TSR-SAR-53656G514

Horizon Kinetics Inflation Beneficiaries ETF
INFL (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about Horizon Kinetics Inflation Beneficiaries ETF (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/infl/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Inflation Beneficiaries ETF	$43	0.85%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$750,792,382
Number of Holdings	42
Portfolio Turnover	6%
Visit https://horizonkinetics.com/products/etf/infl/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(% of Net Assets)
Common Stocks	96.9%
Publicly Traded Partnerships	0.7%
Cash & Other	2.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	7.0%
Landbridge Co. LLC	6.4%
PrairieSky Royalty Ltd.	6.0%
Viper Energy, Inc.	5.9%
Wheaton Precious Metals Corp.	5.8%
Intercontinental Exchange, Inc.	4.6%
Franco-Nevada Corp.	3.8%
CACI International, Inc.	3.4%
Archer-Daniels-Midland Co.	3.3%
Bunge Global SA	3.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/infl/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Inflation Beneficiaries ETF	PAGE 1	TSR_SAR_53656F623

Horizon Kinetics Medical ETF
MEDX (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about Horizon Kinetics Medical ETF (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/medx/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Medical ETF	$44	0.85%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$17,748,940
Number of Holdings	35
Portfolio Turnover	0%
Visit https://horizonkinetics.com/products/etf/medx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	94.5%
Cash & Other	5.5%

Top 10 Issuers	(% of Net Assets)
Eli Lilly & Co.	17.1%
AbbVie, Inc.	7.4%
Amgen, Inc.	5.9%
Novartis AG	5.8%
AstraZeneca PLC	5.5%
Merck & Co., Inc.	4.7%
Regeneron Pharmaceuticals, Inc.	4.3%
Johnson & Johnson	4.2%
Bristol-Myers Squibb Co.	4.2%
Pfizer, Inc.	4.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/medx/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Medical ETF	PAGE 1	TSR-SAR-53656G563

Horizon Kinetics SPAC Active ETF
SPAQ (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about Horizon Kinetics SPAC Active ETF (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/spaq/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics SPAC Active ETF	$43	0.85%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$17,528,978
Number of Holdings	42
Portfolio Turnover	68%
Visit https://horizonkinetics.com/products/etf/spaq/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Special Purpose Acquisition Companies	99.9%
Cash & Other	0.1%

Top 10 Issuers	(% of Net Assets)
Centurion Acquisition Corp.	5.0%
Spring Valley Acquisition Corp. II	5.0%
Graf Global Corp.	4.7%
SilverBox Corp. III	4.7%
IB Acquisition Corp.	4.7%
Learn CW Investment Corp.	4.6%
Legato Merger Corp. III	4.6%
Haymaker Acquisition Corp. 4	4.5%
Bowen Acquisition Corp.	4.5%
Inflection Point Acquisition Corp. II	4.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/spaq/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics SPAC Active ETF	PAGE 1	TSR-SAR-53656G555

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Horizon Kinetics ETFs
Horizon Kinetics Blockchain Development ETF (BCDF)
Horizon Kinetics Energy and Remediation ETF (NVIR)
Horizon Kinetics Inflation Beneficiaries ETF (INFL)
Horizon Kinetics Medical ETF (MEDX)
Horizon Kinetics SPAC Active ETF (SPAQ)
Semi-Annual Report
June 30, 2024 (Unaudited)

Horizon Kinetics Blockchain Development ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.3%
Aerospace & Defense - 11.5%
CACI International, Inc. - Class A(a)	1,712	$736,382
Science Applications International Corp.	3,414	401,316
		1,137,698
Capital Markets - 25.7%(b)
Bakkt Holdings, Inc.(a)(c)	8,954	169,410
Galaxy Digital Holdings Ltd.(a)	41,730	487,335
MarketAxess Holdings, Inc.	1,218	244,246
OTC Markets Group, Inc. - Class A	5,235	255,991
Tradeweb Markets, Inc. - Class A	4,003	424,318
Urbana Corp. - Class A	143,618	496,447
WisdomTree, Inc.	45,360	449,518
		2,527,265
Global Exchanges - 39.7%(b)
ASX Ltd.	9,872	395,581
Cboe Global Markets, Inc.	3,232	549,634
Deutsche Boerse AG	2,992	612,798
Japan Exchange Group, Inc.	21,216	494,855
London Stock Exchange Group PLC	3,853	457,832
Nasdaq, Inc.	7,430	447,732
Singapore Exchange Ltd.	60,085	420,296
TMX Group Ltd.	18,934	526,917
		3,905,645
IT Services - 3.7%
Applied Digital Corp.(a)(c)	25,139	149,577
Digital Garage, Inc.	14,048	215,707
		365,284
Securities and Commodities Exchange - 9.7%
CME Group, Inc.	2,106	414,040
Intercontinental Exchange, Inc.	3,969	543,316
		957,356
TOTAL COMMON STOCKS (Cost $8,136,788)		8,893,248
TOTAL INVESTMENTS - 90.3% (Cost $8,136,788)		$8,893,248
Money Market Deposit Account - 12.8%(d)(e)		1,259,630
Liabilities in Excess of Other Assets - (3.1)%		(306,639)
TOTAL NET ASSETS - 100.0%		$9,846,239

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $280,284 which represented 2.8% of net assets.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

(e)	All or a portion of this deposit is held as collateral for securities lending. The value of this deposit held as collateral for securities lending as of June 30, 2024 is $311,329.
The accompanying notes are an integral part of these financial statements.

1

Horizon Kinetics Blockchain Development ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,893,248	$ —	$ —	$8,893,248
Total Investments	$8,893,248	$ —	$—	$8,893,248

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

2

Horizon Kinetics Energy and Remediation ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Chemicals-Specialty - 2.2%
Ecolab, Inc.	330	$ 78,540
Diagnostic Kits - 1.4%
IDEXX Laboratories, Inc.(a)	105	51,156
Electronic Measuring Instruments - 4.9%
Badger Meter, Inc.	440	81,994
Itron, Inc.(a)	920	91,043
		173,037
Engineering-Research & Development Services - 1.7%
Fluor Corp.(a)	1,430	62,276
Machinery-Electrical - 1.5%
Franklin Electric Co., Inc.	555	53,458
Machinery-General Industrial - 1.3%
IDEX Corp.	230	46,276
Machinery-Pumps - 5.4%
Flowserve Corp.	1,495	71,910
Watts Water Technologies, Inc. - Class A	295	54,094
Xylem, Inc.	500	67,815
		193,819
Oil Companies -Exploration & Production - 22.3%
Chesapeake Energy Corp.	1,425	117,121
ConocoPhillips	1,100	125,818
Diamondback Energy, Inc.	850	170,161
EOG Resources, Inc.	970	122,094
EQT Corp.	3,705	137,011
Occidental Petroleum Corp.	1,905	120,072
		792,277
Oil Comp-Integrated - 11.7%
Exxon Mobil Corp.	2,453	282,389
Suncor Energy, Inc.	3,465	132,017
		414,406
Oil-Field Services - 19.6%
Calfrac Well Services Ltd.(a)	11,935	37,069
CES Energy Solutions Corp.	24,705	139,020
Enerflex Ltd.	8,325	44,955
Liberty Energy, Inc.	3,465	72,384
Oil States International, Inc.(a)	11,300	50,172
Schlumberger NV	2,115	99,786
Secure Energy Services, Inc.	8,705	77,040
STEP Energy Services Ltd.(a)(b)	16,600	49,496
TETRA Technologies, Inc.(a)	13,600	47,056
Trican Well Service Ltd.	22,415	78,957
		695,935

	Shares	Value
Oil-US Royalty Trusts - 10.6%
Permian Basin Royalty Trust	4,760	$53,597
PrairieSky Royalty Ltd.	6,955	132,152
Sabine Royalty Trust	493	31,892
San Juan Basin Royalty Trust	6,533	26,524
Texas Pacific Land Corp.	180	132,169
		376,334
Pipelines - 8.2%
Cheniere Energy, Inc.	785	137,242
Williams Cos., Inc.	3,655	155,337
		292,579
Water Treatment Systems - 4.7%
Energy Recovery, Inc.(a)	2,440	32,428
Pentair PLC	945	72,453
Veralto Corp.	666	63,583
		168,464
TOTAL COMMON STOCKS (Cost $3,161,763)		3,398,557
TOTAL INVESTMENTS - 95.5% (Cost $3,161,763)		$3,398,557
Money Market Deposit Account - 4.4%(c)		155,529
Other Assets in Excess of Liabilities - 0.1%		2,134
TOTAL NET ASSETS - 100.0%		$3,556,220

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $49,496 or 1.4% of the Fund’s net assets.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

The accompanying notes are an integral part of these financial statements.

3

Horizon Kinetics Energy and Remediation ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,398,557	$ —	$ —	$3,398,557
Total Investments	$3,398,557	$—	$—	$3,398,557

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

4

Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 3.4%
CACI International, Inc. - Class A (a)	59,605	$ 25,637,899
Agricultural Operations - 7.6%
Archer-Daniels-Midland Co.	419,035	25,330,666
Bunge Global SA	230,265	24,585,394
Wilmar International Ltd.	3,300,467	7,549,491
		57,465,551
Building Production-Wood - 2.2%
West Fraser Timber Co. Ltd.	212,217	16,313,121
Diversified Minerals - 0.0%(b)
Lithium Royalty Corp. (a)(c)	100,000	482,333
Fertilizer - 1.7%
Nutrien Ltd.	246,957	12,572,581
Global Exchanges - 11.9%
ASX Ltd.	427,131	17,115,592
Deutsche Boerse AG	114,403	23,431,127
Japan Exchange Group, Inc.	620,376	14,470,041
Singapore Exchange Ltd.	2,226,063	15,571,354
TMX Group Ltd.	673,145	18,733,044
		89,321,158
Insurance Brokers - 3.2%
Marsh & McLennan Cos., Inc.	113,120	23,836,646
Investment Management-Advisor Services - 0.7%
Sprott, Inc.	134,559	5,569,397
Medical Labs & Testing Services - 2.4%
Charles River Laboratories International, Inc. (a)	86,352	17,838,596
Medical-Biomedical-Genetics - 0.8%
Royalty Pharma PLC - Class A	222,139	5,857,805
Metal-Diversified - 7.8%
Altius Minerals Corp.	339,546	5,258,143
Cameco Corp.	440,667	21,680,816
Deterra Royalties Ltd.	4,228,753	11,268,466
Glencore PLC	3,649,082	20,808,273
		59,015,698
Metal-Iron - 1.5%
Labrador Iron Ore Royalty Corp.	215,106	4,574,550
Mesabi Trust	367,540	6,332,714
Trident Royalties PLC (a)	1,000,000	602,973
		11,510,237

	Shares	Value
Oil Companies -Exploration & Production - 7.2%
Landbridge Co. LLC - Class A (a)	2,058,823	$47,661,752
Topaz Energy Corp.	350,895	6,154,478
		53,816,230
Oil-US Royalty Trusts - 23.4%
Permian Basin Royalty Trust	735,052	8,276,686
PrairieSky Royalty Ltd.	2,366,419	44,964,296
Sabine Royalty Trust (c)	76,398	4,942,187
San Juan Basin Royalty Trust (c)	885,237	3,594,062
Sitio Royalties Corp. - Class A	712,971	16,833,245
Texas Pacific Land Corp.	71,756	52,688,278
Viper Energy, Inc.	1,177,521	44,192,363
		175,491,117
Pipelines - 3.1%
Cheniere Energy, Inc.	131,840	23,049,587
Precious Metals - 13.3%
Franco-Nevada Corp.	239,664	28,404,977
Metalla Royalty & Streaming Ltd. (c)	390,000	1,084,200
Osisko Gold Royalties Ltd.	1,192,871	18,584,930
Sandstorm Gold Ltd.	1,490,856	8,110,257
Wheaton Precious Metals Corp.	831,205	43,571,766
		99,756,130
Real Estate Operations- Development - 1.5%
St Joe Co.	213,108	11,657,008
Securities & Commodities Exchange - 4.6%
Intercontinental Exchange, Inc.	250,385	34,275,203
Transport-Marine - 0.6%
Clarkson PLC	82,220	4,302,862
TOTAL COMMON STOCKS (Cost $723,082,788)		727,769,159
PUBLICLY TRADED PARTNERSHIPS - 0.7%
Oil Companies -Exploration & Production - 0.7%
Dorchester Minerals LP	157,192	4,849,373
TOTAL PUBLICLY TRADED PARTNERSHIPS (Cost $1,487,114)		4,849,373
TOTAL INVESTMENTS - 97.6% (Cost $724,569,902)		$732,618,532
Money Market Deposit Account - 7.4% (d)(e)		55,647,181
Liabilities in Excess of Other Assets - (5.0)%		(37,473,331)
TOTAL NET ASSETS - 100.0%		$750,792,382

The accompanying notes are an integral part of these financial statements.

5

Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $3,104,859 which represented 0.4% of net assets.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

(e)	All or a portion of this deposit is held as collateral for securities lending. The value of this deposit held as collateral for securities lending as of June 30, 2024 is $3,284,744.
The accompanying notes are an integral part of these financial statements.

6

Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$727,769,159	$ —	$ —	$727,769,159
Publicly Traded Partnerships	4,849,373	—	—	4,849,373
Total Investments	$732,618,532	$—	$—	$732,618,532

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

7

Horizon Kinetics Medical ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Cosmetics & Toiletries - 0.7%
Haleon PLC - ADR	14,082	$116,317
Diagnostic Equipment - 0.1%
Pacific Biosciences of California, Inc.(a)	11,517	15,778
Medical Imaging Systems - 0.4%
GE HealthCare Technologies, Inc.	960	74,803
Medical-Biomedical-Genetics - 32.7%(b)
2seventy bio, Inc.(a)	17,275	66,509
Allogene Therapeutics, Inc.(a)	19,194	44,722
Alnylam Pharmaceuticals, Inc.(a)	2,880	699,840
Amgen, Inc.	3,359	1,049,519
Beam Therapeutics, Inc.(a)	9,597	224,858
Bicycle Therapeutics PLC - ADR(a)	14,396	291,375
Biogen, Inc.(a)	3,119	723,047
Bluebird Bio, Inc.(a)	36,468	35,892
CRISPR Therapeutics AG(a)	10,557	570,184
Editas Medicine, Inc.(a)	31,670	147,899
Intellia Therapeutics, Inc.(a)	14,396	322,182
Ionis Pharmaceuticals, Inc.(a)	12,476	594,606
Lantern Pharma, Inc.(a)	28,791	134,454
Mural Oncology PLC(a)	2,304	7,234
Regeneron Pharmaceuticals, Inc.(a)	720	756,742
Replimune Group, Inc.(a)	14,396	129,564
Salarius Pharmaceuticals, Inc.(a)	3,886	9,326
		5,807,953
Medical-Drugs - 60.0%(b)
AbbVie, Inc.	7,678	1,316,931
Alkermes PLC(a)	23,033	555,095
AstraZeneca PLC - ADR	12,476	973,003
Bristol-Myers Squibb Co.	17,755	737,365
Eli Lilly & Co.	3,359	3,041,171
Galectin Therapeutics, Inc.(a)(c)	53,742	121,457
GSK PLC - ADR	11,265	433,703
Johnson & Johnson	5,107	746,439
Merck & Co., Inc.	6,718	831,688
Novartis AG - ADR	9,597	1,021,697
Pfizer, Inc.	25,912	725,018
Vanda Pharmaceuticals, Inc.(a)	25,912	146,403
		10,649,970
Medical-Generic Drugs - 0.6%
Sandoz Group AG - ADR(c)	1,920	69,504
Viatris, Inc.	3,572	37,971
		107,475
TOTAL COMMON STOCKS (Cost $9,307,134)		16,772,296

	Contracts	Value
RIGHTS - 0.0%(d)
Medical-Biomedical-Genetics - 0.0%(d)
Pathos AI, Inc., Expires 01/29/2025, Exercise Price $1.00(a)(e)	23,992	$0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 94.5% (Cost $9,307,134)		$16,772,296
Money Market Deposit Account - 6.4%(f)(g)		1,136,329
Liabilities in Excess of Other Assets - (0.9)%		(159,685)
TOTAL NET ASSETS - 100.0%		$17,748,940

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $188,560 which represented 1.1% of net assets.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

(g)	All or a portion of this deposit is held as collateral for securities lending. The value of this deposit held as collateral for securities lending as of June 30, 2024 is $190,500.
The accompanying notes are an integral part of these financial statements.

8

Horizon Kinetics Medical ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$16,772,296	$ —	$ —	$16,772,296
Rights	—	—	—(a)	—
Total Investments	$16,772,296	$—	$—	$16,772,296

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
(a)	The Fund held a Level 3 security at the end of the period valued at $0. The security classified as Level 3 is deemed immaterial and did not warrant a disclosure of significant unobservable valuation inputs.
The accompanying notes are an integral part of these financial statements.

9

Horizon Kinetics SPAC Active ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 99.6%
99 Acquisition Group, Inc. - Class A(a)	47,015	$493,657
Ai Transportation AcquisitionCorp.(a)	70,522	730,608
Alchemy Investments Acquisition Corp. 1(a)	47,015	504,471
Ares Acquisition Corp. II(a)	72,503	773,607
Bayview Acquisition Corp. - Class A(a)	47,015	481,434
Black Hawk Acquisition Corp. - Class A(a)	25,000	253,500
Bowen Acquisition Corp.(a)	74,283	783,686
Centurion Acquisition Corp.(a)	87,500	874,125
Chenghe Acquisition II Co.(a)	30,800	308,308
Churchill Capital Corp. IX(a)	70,000	708,400
Colombier Acquisition Corp. II - Class A(a)	47,013	483,059
ESH Acquisition Corp. - Class A(a)	37,612	392,293
Flag Ship Acquisition Corp.(a)	70,000	700,700
Graf Global Corp.(a)	82,500	825,066
Haymaker Acquisition Corp. 4(a)	75,600	794,556
IB Acquisition Corp.(a)	81,000	807,975
Inflection Point Acquisition Corp. II - Class A(a)	73,515	779,259
Keen Vision Acquisition Corp.(a)	21,815	231,130
Learn CW Investment Corp. - Class A(a)	74,717	814,415
Legato Merger Corp. III(a)	80,000	809,064
Lionheart Holdings(a)	70,000	700,000
Nabors Energy Transition Corp. II(a)	70,522	742,597
Quetta Acquisition Corp.(a)	48,412	501,064
RF Acquisition Corp. II(a)	70,000	704,550
SilverBox Corp. III - Class A(a)	77,500	821,500
SK Growth Opportunities Corp. - Class A(a)	25,000	278,000
Spark I Acquisition Corp.(a)	28,209	291,963
Spring Valley Acquisition Corp. II - Class A(a)	78,522	872,379
TOTAL SPECIAL PURPOSE ACQUISITION
COMPANIES (SPACS) (Cost $17,070,498)		17,461,366

	Contracts	Value
RIGHTS - 0.3%
Bayview Acquisition Corp., Expires 06/15/2025, Exercise Price $10.00(a)	47,015	9,168
Black Hawk Acquisition Corp., Expires 06/20/2025, Exercise Price $10.00(a)	5,000	5,950
Bowen Acquisition Corp., Expires 01/14/2025, Exercise Price $10.00(a)	41,373	5,482

	Contracts	Value
Bukit Jalil Global Acquisition 1 Ltd., Expires 12/30/2024, Exercise Price $10.00(a)	47,015	$7,052
ESH Acquisition Corp., Expires 12/13/2024, Exercise Price $10.00(a)	37,612	4,700
IB Acquisition Corp., Expires 09/28/2025, Exercise Price $10.00(a)	81,000	7,517
Quetta Acquisition Corp., Expires 11/30/2024, Exercise Price $1.00(a)	2,821	3,018
TOTAL RIGHTS (Cost $40,196)		42,887
WARRANTS - 0.1%
99 Acquisition Group, Inc., Expires 10/09/2028, Exercise Price $11.50(a)	47,015	1,552
Alchemy Investments Acquisition Corp. 1, Expires 06/26/2028, Exercise Price $11.50(a)	23,507	3,291
Bukit Jalil Global Acquisition 1 Ltd., Expires 08/21/2028, Exercise Price $11.50(a)	23,507	564
Colombier Acquisition Corp. II, Expires 12/31/2028, Exercise Price $11.50(a)	15,671	4,701
Inflection Point Acquisition Corp. II, Expires 07/17/2028, Exercise Price $11.50(a)	23,507	2,226
Keen Vision Acquisition Corp., Expires 09/15/2028, Exercise Price $11.50(a)	21,815	1,362
Spark I Acquisition Corp., Expires 11/27/2028, Exercise Price $11.50(a)	14,105	2,610
TOTAL WARRANTS (Cost $17,878)		16,306
TOTAL INVESTMENTS - 100.0% (Cost $17,128,572)		$17,520,559
Money Market Deposit Account - 4.8%(b)		843,937
Liabilities in Excess of Other Assets - (4.8)%		(835,518)
TOTAL NET ASSETS - 100.0%		$17,528,978

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

The accompanying notes are an integral part of these financial statements.

10

Horizon Kinetics SPAC Active ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Special Purpose Acquisition Companies (SPACs)	$15,323,629	$2,137,737	$ —	$17,461,366
Rights	16,021	26,866	—	42,887
Warrants	12,334	3,972	—	16,306
Total Investments	$15,351,983	$2,168,575	$—	$17,520,559

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

11

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Horizon Kinetics Blockchain Development ETF	Horizon Kinetics Energy and Remediation ETF	Horizon Kinetics Inflation Beneficiaries ETF	Horizon Kinetics Medical ETF	Horizon Kinetics SPAC Active ETF
ASSETS
Investments, at value	$8,893,248	$3,398,557	$732,618,532	$16,772,296	$17,520,559
Cash - interest bearing deposit account	1,259,630	155,529	55,647,181	1,136,329	843,937
Dividends and interest receivable	6,502	4,783	1,277,656	42,663	3,352
Security lending income receivable	5,004	7	7,254	354	—
Receivable for investments sold	—	—	17,849	—	—
Total assets	10,164,384	3,558,876	789,568,472	17,951,642	18,367,848
LIABILITIES:
Payable upon return of securities loaned	311,329	—	3,284,744	190,500	—
Payable to adviser	6,816	2,451	491,355	12,202	12,220
Payable for investments purchased	—	205	34,999,991	—	826,650
Total liabilities	318,145	2,656	38,776,090	202,702	838,870
NET ASSETS	$9,846,239	$3,556,220	$750,792,382	$17,748,940	$17,528,978
Net Assets Consists of:
Paid-in capital	$9,372,805	$3,293,442	$785,845,957	$10,193,727	$17,171,323
Total distributable earnings/(accumulated losses)	473,434	262,778	(35,053,575)	7,555,213	357,655
Total net assets	$9,846,239	$3,556,220	$750,792,382	$17,748,940	$17,528,978
Net assets	$9,846,239	$3,556,220	$750,792,382	$17,748,940	$17,528,978
Shares issued and outstanding(a)	400,000	125,000	22,575,000	594,946	177,484
Net asset value per share	$24.62	$28.45	$33.26	$29.83	$98.76
Cost:
Investments, at cost	$8,136,788	$3,161,763	$724,569,902	$9,307,134	$17,128,572
Loaned Securities:
at value (included in investments)	$280,284	$—	$3,104,859	$188,560	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

12

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)

	Horizon Kinetics Blockchain Development ETF	Horizon Kinetics Energy and Remediation ETF	Horizon Kinetics Inflation Beneficiaries ETF	Horizon Kinetics Medical ETF	Horizon Kinetics SPAC Active ETF
INVESTMENT INCOME:
Dividend income	$75,730	$39,842	$8,577,296	$174,579	$—
Less: Dividend withholding taxes	(5,224)	(1,422)	(440,736)	(5,897)	—
Less: Issuance fees	—	—	—	(1,931)	—
Interest income	22,538	3,910	618,705	20,992	19,554
Securities lending income	9,183	292	44,976	872	—
Total investment income	102,227	42,622	8,800,241	196,464	19,555
EXPENSES:
Investment advisory fee	36,748	14,411	2,660,683	72,891	69,384
Other expenses and fees	—	—	—	—	239
Total expenses	36,748	14,411	2,660,683	72,891	69,623
Net investment income/(loss)	65,479	28,211	6,139,558	115,724	(50,069)
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	1,608	(500)	(8,533,888)	7,139	335,986
Foreign currency translation	(111)	(10)	(19,022)	—	—
Net realized gain/(loss)	1,497	(510)	(8,552,910)	7,139	335,986
Net change in unrealized appreciation/depreciation on:
Investments	23,915	285,360	36,870,280	960,520	20,877
Foreign currency translation	(67)	—	(13,371)	—	—
Net change in unrealized appreciation/depreciation	23,848	285,360	36,856,909	960,520	20,877
Net realized and unrealized gain	25,345	284,850	28,303,999	967,659	356,863
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,824	$313,061	$34,443,557	$1,083,383	$306,794

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	Horizon Kinetics Blockchain Development ETF		Horizon Kinetics Energy and Remediation ETF
	Period ended June 30, 2024 (Unaudited)	Year ended December 31, 2023	Period ended June 30, 2024 (Unaudited)	Period ended December 31, 2023(a)
OPERATIONS:
Net investment income	$65,480	$45,401	$28,211	$43,088
Net realized gain/(loss)	1,497	(86,869)	(510)	98,230
Net change in unrealized appreciation/(depreciation)	23,848	969,713	285,360	(48,565)
Net increase in net assets from operations	90,824	928,245	313,061	92,753
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(46,741)	—	(43,551)
Total distributions to shareholders	—	(46,741)	—	(43,551)
CAPITAL TRANSACTIONS:
Creations	3,026,367	3,874,615	—	4,492,892
Redemptions	—	—	—	(1,298,935)
Net increase (decrease) in net assets from capital transactions	3,026,367	3,874,615	—	3,193,957
Net increase in net assets	3,117,191	4,756,119	313,061	3,243,159
NET ASSETS:
Beginning of the period	6,729,048	1,972,929	3,243,159	—
End of the period	$9,846,239	$6,729,048	$3,556,220	$3,243,159
SHARES TRANSACTIONS
Creations	125,000	175,000	—	175,000
Redemptions	—	—	—	(50,000)
Total increase in shares outstanding	125,000	175,000	—	125,000

(a)	Inception date of the Fund was February 21, 2023.
The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets(Continued)

	Horizon Kinetics Inflation Beneficiaries ETF		Horizon Kinetics Medical ETF
	Period ended June 30, 2024 (Unaudited)	Year ended December 31, 2023	Period ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
OPERATIONS:
Net investment income	$6,139,558	$15,975,008	$115,724	$240,646
Net realized gain/(loss)	(8,552,910)	16,684,952	7,139	1,465,942
Net change in unrealized appreciation/(depreciation)	36,856,909	(30,515,810)	960,520	(2,881,253)
Net increase/(decrease) in net assets from operations	34,443,557	2,144,150	1,083,383	(1,174,665)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(6,131,226)	(15,203,112)	—	(977,063)
Total distributions to shareholders	(6,131,226)	(15,203,112)	—	(977,063)
CAPITAL TRANSACTIONS:
Creations	203,530,165	26,617,590	—	1,561,025
Redemptions	(154,962,082)	(613,869,710)	—	(2,023,265)
Net increase (decrease) in net assets from capital transactions	48,568,083	(587,252,120)	—	—
Net increase (decrease) in net assets	76,880,414	(600,311,082)	1,081,913	(2,613,968)
NET ASSETS:
Beginning of the period	673,911,968	1,274,223,050	16,665,557	19,279,525
End of the period	$750,792,382	$673,911,968	$17,748,940	$16,665,557
SHARES TRANSACTIONS
Creations	6,300,000	825,000	—	50,343
Redemptions	(5,100,000)	(19,950,000)	—	(66,562)
Total increase/(decrease) in shares outstanding	1,200,000	(19,125,000)	—	(16,219)

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets(Continued)

	Horizon Kinetics SPAC Active ETF
	Period ended June 30, 2024 (Unaudited)	Period ended December 31, 2023(a)
OPERATIONS:
Net investment loss	$(50,069)	$(66,526)
Net realized gain	335,986	144,306
Net change in unrealized appreciation	20,877	685,225
Net increase in net assets from operations	306,794	763,005
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(423,706)
Total distributions to shareholders	—	(423,706)
CAPITAL TRANSACTIONS:
Creations	1,960,846	9,580,496
Redemptions	(973,816)	(1,068,712)
Net increase in net assets from capital transactions	987,030	8,511,784
Net increase in net assets	1,293,824	8,851,083
NET ASSETS:
Beginning of the period	16,235,154	7,384,071
End of the period	$17,528,978	$16,235,154
SHARES TRANSACTIONS
Creations	—	100,000
Redemptions	—	(11,146)
Total increase in shares outstanding	—	88,854

(a)	Inception date of the Fund was January 27, 2023.
The accompanying notes are an integral part of these financial statements.

16

Financial Highlights
Horizon Kinetics Energy and Remediation ETF

	Period Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.95	$24.71
INVESTMENTS OPERATIONS:
Net investment income(b)	0.25	0.39
Net realized and unrealized gain on investments	2.25	1.20
Total from investment operations	2.50	1.59
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.35)
Total distributions	—	(0.35)
Net asset value, end of period	$28.45	$25.95
Total returm(c)	9.65%	6.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,556	$3,243
Ratio of expenses to average net assets(d)	0.85%	0.85%
Ratio of net investment income to average net assets(d)	1.66%	1.76%
Portfolio turnover rate(c)(e)	—%	2%

(a)	Inception date of the Fund was February 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

Financial Highlights
Horizon Kinetics SPAC Active ETF

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$96.94	$93.91	$98.92	$100.24	$98.28	$97.46
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	(0.40)	(0.36)	0.89	(0.15)	0.25	1.39
Net realized and unrealized gain on investments	2.22	5.92	(4.92)	(1.17)	1.91	1.01
Total from investment operations	1.82	5.56	(4.03)	(1.32)	2.16	2.40
LESS DISTRIBUTIONS FROM:
From net investment income	—	(2.50)	(0.87)	—	(0.22)	(1.58)
From net realized gains	—	(0.03)	(0.11)	—	—	—
Total distributions	—	(2.53)	(0.98)	—	(0.22)	(1.58)
ETF transaction fees per share	—	—	0.00(g)	0.00(g)	0.02	—
Net asset value, end of period	$98.76	$96.94	$93.91	$98.92	$100.24	$98.28
Total return(b)	1.89%	5.92%	(4.07)%	(1.32)%	2.23%	2.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,529	$16,235	$7,384	$2,626	$2,642	$3,482
Ratio of expenses to average net assets:
Before expense reimbursement(c)	0.85%	1.05%	2.76%	2.35%	2.16%	2.01%
After expense reimbursement(c)(e)	0.85%	0.79%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment loss to average net assets(c)	(0.61)%	(0.48)%	0.93%	(0.15)%	0.25%	1.14%
Portfolio turnover rate(b)(d)	68%	179%(f)	0%	0%	0%	0%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	See Note 3 of financial statements, Investment Advisory and Other Agreements, for the waiver and expense reimbursement discussion.
(f)	Excludes purchases in the amount of $2,519,570 and sales in the amount of $5,569,517 due to the Fund’s change in investment strategy (See Note 1).
(g)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

18

Financial Highlights
Horizon Kinetics Medical ETF

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$28.01	$31.55	$30.78	$28.13	$26.53	$23.47
INVESTMENTS OPERATIONS:
Net investment income(a)	0.19	0.40	0.27	0.25	0.29	0.33
Net realized and unrealized gain (loss) on investments	1.63	(2.30)	1.02	2.73	2.11	3.43
Total from investment operations	1.82	(1.90)	1.29	2.98	2.40	3.76
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.40)	(0.36)	(0.26)	(0.31)	(0.35)
From net realized gains	—	(1.24)	(0.16)	(0.07)	(0.49)	(0.35)
Total distributions	—	(1.64)	(0.52)	(0.33)	(0.80)	(0.70)
ETF transaction fees per share	—	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)
Net asset value, end of period	$29.83	$28.01	$31.55	$30.78	$28.13	$26.53
Total return(c)	6.50%	-6.03%	4.21%	10.59%	9.04%	16.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,749	$16,666	$19,280	$16,188	$15,462	$15,442
Ratio of expenses to average net assets:
Before expense reimbursement(d)	0.85%	1.08%	2.21%	2.18%	2.26%	2.34%
After expense reimbursement(d)(f)	0.85%	0.85%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income to average net assets(d)	1.35%	1.29%	0.89%	0.84%	1.12%	1.34%
Portfolio turnover rate(c)(e)	—%	15%	3%	1%	7%	6%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	See Note 3 of financial statements, Investment Advisory and Other Agreements, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

19

Financial Highlights
Horizon Kinetics Blockchain Development ETF

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.47	$19.73	$25.23
INVESTMENTS OPERATIONS:
Net investment income(b)	0.18	0.31	0.08
Net realized and unrealized gain (loss) on investments	(0.03)	4.60	(5.51)
Total from investment operations	0.15	4.91	(5.43)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.17)	(0.07)
Total distributions	—	(0.17)	(0.07)
Net asset value, end of period	$24.62	$24.47	$19.73
Total return(c)	0.59%	24.86%	-21.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,846	$6,729	$1,973
Ratio of expenses to average net assets(d)	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(d)	1.51%	1.44%	0.90%
Portfolio turnover rate(c)(e)	1%	10%	5%

(a)	Inception date of the Fund was August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

20

Financial Highlights
Horizon Kinetics Inflation Beneficiaries ETF

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2021(a)
		2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$31.53	$31.46	$31.21	$25.00
INVESTMENTS OPERATIONS:
Net investment income(b)	0.31	0.49	0.53	0.30
Net realized and unrealized gain on investments	1.72	0.08	0.24	6.19
Total from investment operations	2.03	0.57	0.77	6.49
LESS DISTRIBUTIONS FROM:
From net investment income	(0.30)	(0.50)	(0.52)	(0.27)
From net realized gains	—	—	—	(0.01)
Total distributions	(0.30)	(0.50)	(0.52)	(0.28)
Net asset value, end of period	$33.26	$31.53	$31.46	$31.21
Total return(c)	6.50%	1.86%	2.57%	26.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$750,792	$673,912	$1,274,223	$868,512
Ratio of expenses to average net assets(d)	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(d)	1.96%	1.56%	1.73%	1.02%
Portfolio turnover rate(c)(e)	6%	10%	9%	0%(f)

(a)	Inception date of the Fund was January 11, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

21

Horizon Kinetics ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)
1. ORGANIZATION
Horizon Kinetics Blockchain Development ETF (“BCDF”), Horizon Kinetics Energy and Remediation ETF (“NVIR”), Horizon Kinetics Inflation Beneficiaries ETF (“INFL”), Horizon Kinetics Medical ETF (“MEDX”) and Horizon Kinetics SPAC Active ETF (“SPAQ”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
BCDF is an actively managed ETF that seeks long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in equity securities that to benefit, either directly or indirectly, from the use of blockchain technology in connection with the issuance, facilitation, custody, trading and administration of digital assets, including cryptocurrencies.
NVIR is an actively managed ETF that seeks long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of domestic and foreign companies expected to benefit, either directly or indirectly, from the increasing focus on climate change and environmentally sensitive carbon-based energy production. The Fund employs a dual, reality-based mandate: (1) companies that produce carbon-based energy positioned to benefit from long-term global demand growth and developing structural supply insufficiency, and (2) remediation companies with existing and/or developing technologies that can alleviate the negative environmental impacts derived from the production and consumption of hydrocarbons.
INFL is an actively managed exchange-traded fund (“ETF”) that seeks long-term capital growth in real (inflation-adjusted) terms. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of domestic and foreign companies that are expected to benefit, either directly or indirectly, from rising prices (inflation).
MEDX is an actively managed ETF that seeks long-term growth of capital. The Fund will invest primarily in patented first line pharmaceuticals and biologics as these products tend to have high profit margins and significant barriers to entry. The Fund employs a long-term perspective, seeking to capture returns of both intrinsic valuation realization and scientific discovery.
SPAQ is an actively managed ETF that seeks to generate realized capital gains in excess of short-term interest rates on a risk adjusted basis that pursues its investment objective primarily by investing, under normal circumstances, in special purpose acquisition companies (“SPACs”) that Ryan Heritage, LLP, the Fund’s investment sub-adviser (the “Sub-Adviser”), believes will generate net realized capital gains in excess of the income derived from bank certificates of deposit with similar maturities.
MEDX and SPAQ are the successors in interest to the Kinetics Medical Fund (the “Medical Fund”) and Kinetics Alternative Income Fund (the “Alternative Income Fund”), respectively, each a series of Kinetics Mutual Funds, Inc., (the “Predecessor Funds”) pursuant to a tax-free reorganization that took place at 7:01 p.m. Eastern Time on January 27, 2023. MEDX is the accounting and performance information successor of the Kinetics Medical Fund. SPAQ is the accounting information successor of the Kinetics Alternative Income Fund, but it has a different investment objective and strategy. Costs incurred by the Funds in connection with the reorganization were paid by Horizon Kinetics Asset Management LLC (“Horizon Kinetics” or “Adviser”), the Funds’ Investment Adviser.
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.

22

Horizon Kinetics ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions
The net asset value (“NAV”) per share of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement
In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board”) has designated a fair valuation committee at the Adviser as the valuation designee of the Fund. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Fund’s investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

23

Horizon Kinetics ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of June 30, 2024 for the Funds based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions
Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income
Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions
The Funds are treated as a separate entity for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least

24

Horizon Kinetics ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, with the exception of INFL which generally pays out quarterly. The Funds generally distribute net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2023, the Funds’ most recent fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2023 fiscal period. At December 31, 2023, the Funds’ most recent fiscal period end, the tax periods from previous three fiscal years (or commencement of operations, if shorter) remained open to examination in the Funds’ major tax jurisdictions.
Indemnification
In the normal course of business, the Funds expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement
The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Horizon Kinetics, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. Horizon Kinetics has agreed to pay all expenses of the Funds except the fee paid to Horizon Kinetics under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
The Adviser previously agreed to waive management fees and reimburse Predecessor Medical Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.39%, excluding acquired fund fees and expenses (“AFFE”). The Adviser previously agreed to waive management fees and reimburse Predecessor Alternative Income Fund expenses so that Total Annual Fund Operating Expenses after Fee

25

Horizon Kinetics ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Waiver and/or Expense Reimbursements do not exceed 0.95%, excluding AFFE. These Predecessor Fund waivers and reimbursements terminated upon the closing of the reorganization.
The Sub-Adviser, a Delaware limited liability company serves as the sub-adviser to SPAQ. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, at an annual rate of 0.425% of the average daily net assets of the SPAQ ETF.
Distribution Agreement and 12b-1 Plan
Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NYSE Arca, Inc. except for MEDX and SPAQ, which are listed on The Nasdaq Stock Market, LLC, (each an “Exchange” and collectively the “Exchanges”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount, unless determined otherwise at the discretion of the Adviser. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee
Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.

26

Horizon Kinetics ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

For the Fiscal Period Ended June 30, 2024	Ordinary Income (1)	Long-Term Capital Gains
BCDF	$—	$ —
NVIR	$—	$—
INFL	$6,131,226	$—
MEDX	$—	$—
SPAQ	$—	$—

For the Fiscal Year/Period Ended December 31, 2023	Ordinary Income (1)	Long-Term Capital Gains
BCDF	$46,741	$ —
NVIR	43,551	—
INFL	15,203,112	—
MEDX	240,580	736,483
SPAQ	423,706	—

(1)	Ordinary income may include short-term capital gains.

27

Horizon Kinetics ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
At December 31, 2023, the Funds’ most recent fiscal period end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	BCDF	NVIR	INFL	MEDX	SPAQ
Federal Tax Cost of Investments	$6,373,627	$3,304,645	$707,013,331	$10,613,866	$16,155,956
Gross Tax Unrealized Appreciation	$840,979	$161,280	$48,980,324	$7,574,137	$380,270
Gross Tax Unrealized Depreciation	(139,205)	(210,052)	(81,536,552)	(1,145,956)	(290,412)
Net Tax Unrealized Appreciation (Depreciation)	701,774	(48,772)	(32,556,228)	6,428,181	89,858
Undistributed Ordinary Income	26,275	—	721,386	22,301	100,965
Undistributed Long-Term Gains	—	—	—	21,348	—
Other Accumulated Gain (Loss)	(345,439)	(1,511)	(31,531,064)	—	(139,962)
Total Distributable Earnings/(Accumulated Losses)	$382,610	$(50,283)	$(63,365,906)	$6,471,830	$50,861

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to wash sales and passive foreign investment company mark to market.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At December 31, 2023, the Funds most recent fiscal period end, the Funds had carryforward losses and post-October losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover	Post-October Losses
Horizon Kinetics Blockchain Development ETF	$(345,439)	$—	$ —
Horizon Kinetics Energy and Remediation ETF	(1,511)	—	—
Horizon Kinetics Inflation Beneficiaries ETF	(9,415,612)	(22,115,452)	—
Horizon Kinetics Medical ETF	—	—	—
Horizon Kinetics SPAC Active ETF	—	(139,962)	—

6. INVESTMENT TRANSACTIONS
During the period ended June 30, 2024, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Horizon Kinetics Blockchain Development ETF	$—	$—
Horizon Kinetics Energy and Remediation ETF	6,515	(6,955)
Horizon Kinetics Inflation Beneficiaries ETF	37,504,290	(38,615,655)
Horizon Kinetics Medical ETF	—	—
Horizon Kinetics SPAC Active ETF	25,514	(361)

28

Horizon Kinetics ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In -Kind
Horizon Kinetics Blockchain Development ETF	$359,278	$57,099	$2,453,074	$—
Horizon Kinetics Energy and Remediation ETF	16,130	100	—	—
Horizon Kinetics Inflation Beneficiaries ETF	50,106,908	39,025,975	191,462,421	146,526,941
Horizon Kinetics Medical ETF	—	125,450	—	—
Horizon Kinetics SPAC Active ETF	13,146,378	10,768,531	—	955,321

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in its portfolio to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective May 5, 2021, which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The Custodian marks loaned securities and collateral to market daily. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable for collateral on securities loaned.” During the period ended June 30, 2024, the Funds loaned securities and received cash collateral for the loans, which was invested in the U.S. Bank Money Market Deposit Account. The Funds receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian, which is calculated daily and paid monthly, at a rate of 20% of the first $2 million of the Funds’ aggregate net income, 10% of the next $4 million of the Funds’ aggregate net income and 5% of the Funds’ aggregate net income that exceeds $6 million. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income, net.” The Funds continues to receive interest payments or dividends on the securities loaned during the borrowing period.
As of June 30, 2024, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan and Collateral Received

	Values of Securities on Loan	Fund Collateral Received*
Horizon Kinetics Blockchain Development ETF	$280,284	$311,329
Horizon Kinetics Inflation Beneficiaries ETF	3,104,859	3,284,744
Horizon Kinetics Medical ETF	188,560	190,500

*	The cash collateral received was invested in the U.S. Bank Money Market Deposit Account, with an overnight and continuous maturity.

29

Horizon Kinetics ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading ‘’Principal Investment Risks”.
9. SUBSEQUENT EVENTS
Management has evaluated the Funds’ related events and transactions that occurred subsequent to June 30, 2024, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

30

Horizon Kinetics Blockchain Development ETF
Board Consideration and Approval of Continuation of Advisory Agreement
(Unaudited)
At meetings held on May 31, 2024 (the “May Meeting”) and June 4 and 5, 2024 (the “June Meeting” and together with the May Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Horizon Kinetics Asset Management, LLC (the “Adviser”) and the Trust, on behalf of Horizon Kinetics Blockchain Development ETF (the “Fund”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of the Fund and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the June Meeting representatives from the Adviser provided the Board with an overview of the Fund’s strategy, the services provided to the Fund by the Adviser and additional information about the Adviser’s personnel, including financial resources, experience, investment processes and compliance program. The Board considered the Adviser’s presentation and the materials the Board received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement. The Board considered the approval of the Agreement for an additional one-year period in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the Agreement and the Independent Trustees’ responsibilities relating thereto.
At the June Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with its shareholders; (vi) any benefits derived by the Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and the renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form on Form ADV, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services to be provided by the Adviser.
Historical Performance. The Board next considered the Fund’s performance. The Board observed that information regarding the Fund’s past investment performance for periods ended March 31, 2024 had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”), as well as with funds in the Fund’s Morningstar category of US Fund Digital Assets (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided performance results for the Selected Peer Group.
The Board noted that the Fund’s performance, before fees and expenses, was within the range of its Selected Peer Group, but for the one-year period ended December 31, 2023, below that of the majority of the peer funds. The Board also noted that the Fund underperformed its benchmark, the S&P 500® Index (the “Benchmark”) and its secondary

31

Horizon Kinetics Blockchain Development ETF
Board Consideration and Approval of Continuation of Advisory Agreement
(Unaudited)(Continued)
benchmark index, the NASDAQ Composite Total Return Index, for both the one-year period ended December 31, 2023 and since inception, though one-year performance was comparable to the Benchmark. The Board further noted that the Fund underperformed the median for its peer funds for the one-year period ended March 31, 2024. The Board also noted that the Fund underperformed many of the funds in its Selected Peer Group for the one-year period but had positive returns for the period. The Board considered whether the Fund’s underperformance relative to its peer groupings was amplified by inapt peer groupings. In particular, the Board noted that a wide variety of strategies were represented in the Peer Group. It also considered information presented by the Adviser regarding its decision to exclude certain cryptocurrency-related holdings from the Fund’s portfolio which holdings accounted for several of its peer funds’ positive performance over the last year The Board also considered the fact that the Fund has less than two years of performance history.
Cost of Services Provided and Profitability. The Board reviewed the expense ratio for the Fund and compared the expense ratio to those of its Peer Group, Category Peer Group and Selected Peer Group. The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Fund pays no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser continued to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account the Adviser’s profitability analysis with respect to the Fund.
The Board noted the expense ratio for the Fund was well below the average of its Category Peer Group but above the median of the Peer Group. The Board also noted that the expense ratio of the Fund was higher than a majority of funds in the Selected Peer Group, though within the range and generally comparable to funds that are actively managed.
Economies of Scale. The Board noted that it is not yet evident that the Fund has reached the size at which it has begun to realize economies of scale but acknowledged that breakpoints might be warranted if the Fund’s assets continue to grow. However, the Board further determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with the Fund’s shareholders. The Board stated that it would monitor fees as the Fund grows and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. At the June meeting, based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of the Fund and its shareholders.

32

Horizon Kinetics ETFs
Supplemental Information
(Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Fund may be obtained without charge by writing to the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-617-0004, or by visiting the Funds’ website at https://horizonkinetics.com.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at https://horizonkinetics.com.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended December 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Inflation Beneficiaries ETF	100.00%
Blockchain Development ETF	65.42%
Medical ETF	100.00%
SPAC Active ETF	0.00%
Energy and Remediation ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2023 was as follows:

Inflation Beneficiaries ETF	52.71%
Blockchain Development ETF	41.16%
Medical ETF	100.00%
SPAC Active ETF	0.00%
Energy and Remediation ETF	94.60%

33

Investment Adviser:
Horizon Kinetics Asset Management LLC
470 Park Avenue South, 3rd Floor South
New York, NY 10016
Investment Sub-Adviser:
Ryan Heritage, LLP
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19145
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator, Fund Accountant & Transfer Agent:
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202
Custodian:
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/6/2024

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	9/6/2024

* Print the name and title of each signing officer under his or her signature.